Other assets - Non-current and current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other assets abstract
Guarantees and deposits given - Non-Current	$ 2,022	$ 1,139
Guarantees and deposits given - Current	8
Guarantees and deposits given - Total	2,030	1,139
Prepayments and accrued income - Current	2,977	6,211
Prepayments and accrued income - Total	2,977	6,211
Biological assets - Non-Current	27,279	17,365
Biological assets - Total	27,279	17,365
Other assets - Non-Current	758	1,741
Other assets - Current	6,941	3,599
Other assets - Total	7,699	5,340
Non-Current	30,059	20,245
Current	9,926	9,810
Total	$ 39,985	$ 30,055